STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund

November 30, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 103.6%
Alabama - 1.0%
Black Belt Energy Gas District, Revenue Bonds, Refunding (Project No. 4) Ser. A1	4.00	12/1/2025	1,500,000	1,678,410
Illinois - 1.7%
Chicago II, GO, Ser. 2002B	5.25	1/1/2022	1,150,000	1,219,161
Illinois, GO, Ser. D	5.00	11/1/2026	1,250,000	1,425,800
				2,644,961
Michigan - .8%
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Corp. Obligated Group)	5.00	12/1/2033	1,150,000	1,244,484
New Jersey - 3.8%
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; American Municipal Bond Assurance Corp.) Ser. K	5.25	12/15/2020	1,000,000	1,038,830
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. K	5.25	12/15/2021	1,265,000	1,361,494
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. II	5.00	3/1/2025	1,070,000	1,148,153
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2031	500,000	605,505
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	750,000	919,388
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2028	750,000	924,308
				5,997,678
New Mexico - 1.1%
New Mexico Municipal Energy Acquisition Authority, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2025	1,500,000	1,752,135
New York - 94.5%
Albany County Airport Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/15/2023	1,500,000	1,531,335

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 103.6% (continued)
New York - 94.5% (continued)
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2025	420,000	495,214
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2026	450,000	540,729
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2027	470,000	574,274
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2024	405,000	467,001
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2021	345,000	366,166
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2022	370,000	404,913
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2023	385,000	433,275
Battery Park City Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2023	1,065,000	1,225,591
Build NYC Resource Corp., Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2029	200,000	232,012
Build NYC Resource Corp., Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2027	300,000	351,273
Build NYC Resource Corp., Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2026	350,000	411,166
Dutchess County Local Development Corp., Revenue Bonds (Health Quest Systems Obligated Group) Ser. B	5.00	7/1/2026	1,000,000	1,219,250
Dutchess County Local Development Corp., Revenue Bonds (Marist College Project) Ser. A	5.00	7/1/2040	1,000,000	1,163,300
Dutchess County Local Development Corp., Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2028	1,000,000	1,241,550
Dutchess County Local Development Corp., Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2033	920,000	1,116,622
Dutchess County Local Development Corp., Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2026	525,000	629,906
Dutchess County Local Development Corp., Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2027	1,000,000	1,220,630

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 103.6% (continued)
New York - 94.5% (continued)
East Ramapo Central School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	12/15/2024	1,240,000		1,463,411
Haverstraw-Stony Point Central School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	10/15/2034	730,000		824,849
Haverstraw-Stony Point Central School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	10/15/2033	725,000		820,127
Island Trees Union Free School District, GO, Refunding (Insured; State Aid Withholding)	3.00	5/15/2030	615,000		661,715
Johnstown City School District, GO, Refunding (Insured; Build America Mutual)	3.00	6/15/2028	1,100,000		1,190,354
Long Island Power Authority, Revenue Bonds	5.00	9/1/2035	2,450,000		3,023,839
Metropolitan Transportation Authority, Revenue Bonds (Green Bond) Ser. A	5.00	11/15/2035	1,570,000		1,911,836
Metropolitan Transportation Authority, Revenue Bonds (LOC; Landesbank Hessen-Thuringen Girozentrale) Ser. D2	1.18	11/1/2035	100,000	[a]	100,000
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. A1	5.00	11/15/2024	2,300,000		2,675,636
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B2	4.00	11/15/2033	1,000,000		1,140,250
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2035	1,215,000		1,440,273
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.00	11/15/2025	1,000,000		1,199,950
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.25	11/15/2030	1,000,000		1,197,110
Metropolitan Transportation Authority, Revenue Bonds, Ser. B	5.00	11/15/2038	1,010,000		1,116,636
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2032	1,000,000		1,187,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 103.6% (continued)
New York - 94.5% (continued)
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2028	1,095,000		1,322,004
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. C	4.00	7/1/2035	1,000,000		1,128,520
Nassau County, GO, Refunding, Ser. A	5.00	1/1/2032	1,640,000		1,934,560
Nassau County, GO, Refunding, Ser. B	5.00	4/1/2036	1,000,000		1,195,970
Nassau County, GO, Ser. A	5.00	1/15/2031	500,000		603,270
Nassau County, GO, Ser. B	5.00	4/1/2029	1,500,000		1,708,875
New York City, GO (LOC; Mizuho Bank, Ltd.) Ser. G6	1.17	4/1/2042	400,000	[a]	400,000
New York City, GO, Refunding (LOC; Landesbank Hessen-Thuringen Girozentrale) Ser. J6	1.21	8/1/2024	1,700,000	[a]	1,700,000
New York City, GO, Refunding, Ser. E	5.00	8/1/2033	1,000,000		1,259,610
New York City, GO, Refunding, Ser. J	5.00	8/1/2025	1,335,000		1,513,797
New York City, GO, Ser. E1	5.25	3/1/2031	1,065,000		1,352,838
New York City Housing Development Corp., Revenue Bonds, Refunding, Ser. A	4.00	7/1/2024	1,150,000		1,251,867
New York City Housing Development Corp., Revenue Bonds, Ser. A1	3.38	11/15/2029	1,000,000		1,052,520
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.00	7/1/2025	1,500,000		1,688,760
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.25	7/1/2032	1,500,000		1,675,065
New York City Industrial Development Agency, Revenue Bonds (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	7.00	3/1/2049	1,000,000		1,005,020
New York City Transitional Finance Authority, Revenue Bonds	5.25	8/1/2037	1,000,000		1,256,400
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S3	5.25	7/15/2036	1,000,000		1,261,420
New York City Transitional Finance Authority, Revenue Bonds, Ser. C2	2.98	11/1/2027	1,050,000		1,089,039

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 103.6% (continued)
New York - 94.5% (continued)
New York City Trust for Cultural Resources, Revenue Bonds (Wildlife Conservation Society) Ser. A	5.00	8/1/2031	1,480,000		1,661,877
New York City Trust for Cultural Resources, Revenue Bonds, Refunding (Lincoln Center Performing Arts) Ser. A	5.00	12/1/2026	1,075,000		1,335,505
New York City Trust for Cultural Resources, Revenue Bonds, Refunding (The American Museum of Natural History) Ser. A	5.00	7/1/2037	1,000,000		1,146,400
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2021	2,000,000	[b]	2,123,960
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. FF2	5.00	6/15/2035	1,000,000		1,266,050
New York Convention Center Development Corp., Revenue Bonds, Refunding	5.00	11/15/2029	1,000,000		1,200,670
New York Counties Tobacco Trust VI, Revenue Bonds, Refunding, Ser. A2B	5.00	6/1/2045	750,000		802,703
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower at One Bryant Park)	2.63	9/15/2069	1,500,000		1,517,640
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	2,000,000	[c]	2,209,820
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 2-3 World Trade Center Project)	5.15	11/15/2034	1,500,000	[c]	1,683,975
New York State Dormitory Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.63	11/1/2035	1,000,000		1,059,610
New York State Dormitory Authority, Revenue Bonds (Memorial Sloan-Kettering) Ser. 1	3.00	7/1/2034	2,000,000		2,109,660
New York State Dormitory Authority, Revenue Bonds (New York University) Ser. A	5.00	7/1/2043	2,400,000		2,683,872
New York State Dormitory Authority, Revenue Bonds, Refunding (Catholic Health System Obligated Group)	5.00	7/1/2032	640,000		798,854

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 103.6% (continued)
New York - 94.5% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (Catholic Health System Obligated Group)	5.00	7/1/2034	550,000	683,034
New York State Dormitory Authority, Revenue Bonds, Refunding (Fordham University)	4.00	7/1/2034	1,000,000	1,128,940
New York State Dormitory Authority, Revenue Bonds, Refunding (Icahn School of Medicine at Mount Sinai) Ser. A	5.00	7/1/2023	1,000,000	1,131,060
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; State Aid Withholding) Ser. A	5.00	10/1/2030	1,045,000	1,303,794
New York State Dormitory Authority, Revenue Bonds, Refunding (NYU Hospitals Center)	5.00	7/1/2030	1,155,000	1,384,833
New York State Dormitory Authority, Revenue Bonds, Refunding (Rochester Institute of Technology)	5.00	7/1/2023	1,000,000	1,022,920
New York State Dormitory Authority, Revenue Bonds, Refunding (Rochester Institute of Technology) Ser. A	5.00	7/1/2028	1,200,000	1,488,744
New York State Dormitory Authority, Revenue Bonds, Refunding (Rochester Institute of Technology) Ser. A	5.00	7/1/2027	1,000,000	1,220,640
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School) Ser. A	5.00	7/1/2032	1,530,000	1,781,425
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser B	5.00	2/15/2040	1,500,000	1,807,950
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.25	3/15/2037	775,000	979,135
New York State Dormitory Authority, Revenue Bonds, Ser. 2015B-B	5.00	3/15/2035	1,100,000	1,296,361
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2030	1,275,000	1,552,618
New York State Dormitory Authority, Revenue Bonds, Ser. B1	4.00	7/1/2026	1,200,000	1,388,988
New York State Environmental Facilities Corp., Revenue Bonds, Refunding (Green Bond) Ser. D	3.00	9/15/2030	1,050,000	1,113,998

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 103.6% (continued)
New York - 94.5% (continued)
New York State Housing Finance Agency, Revenue Bonds (Insured; State of New York Mortgage Agency) Ser. E	4.13	11/1/2028	1,000,000	1,066,540
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2040	1,920,000	2,189,069
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. K	5.00	1/1/2031	2,000,000	2,334,240
New York State Urban Development Corp., Revenue Bonds, Refunding, Ser. A	5.00	3/15/2033	1,000,000	1,213,810
New York State Urban Development Corp., Revenue Bonds, Refunding, Ser. A	5.00	3/15/2031	1,500,000	1,834,155
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2025	1,575,000	1,817,424
New York Westchester County Health Care Corp., Revenue Bonds, Refunding, Ser. A	5.00	11/1/2024	1,500,000	1,593,900
New York Westchester County Health Care Corp., Revenue Bonds, Ser. A	5.00	11/1/2020	1,400,000	1,443,386
Niagara Area Development Corp., Revenue Bonds, Refunding (Niagara University Project) Ser. A	5.00	5/1/2035	500,000	533,225
Niagara Frontier Transportation Authority, Revenue Bonds, Refunding	5.00	4/1/2024	1,750,000	1,995,070
Niagara Frontier Transportation Authority, Revenue Bonds, Refunding	5.00	4/1/2025	630,000	735,008
Niagara Frontier Transportation Authority, Revenue Bonds, Refunding	5.00	4/1/2026	925,000	1,100,556
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2034	1,000,000	1,145,210

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 103.6% (continued)
New York - 94.5% (continued)
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2029	1,000,000	1,123,270
Oyster Bay, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	8/15/2022	1,715,000	1,879,966
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 207	5.00	9/15/2024	3,000,000	3,488,130
Sales Tax Asset Receivable Corp., Revenue Bonds, Refunding, Ser. A	4.00	10/15/2032	1,000,000	1,115,650
Sales Tax Asset Receivable Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/15/2031	1,060,000	1,244,535
St. Lawrence County Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2029	1,000,000	1,202,010
Suffolk County, GO (Insured; Build America Mutual) Ser. A	4.00	4/1/2033	1,785,000	2,001,360
Suffolk County, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/1/2022	1,000,000	1,078,570
Suffolk County Water Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2030	1,145,000	1,321,914
Troy Capital Resource Corp., Revenue Bonds, Refunding	5.00	9/1/2028	1,270,000	1,548,308
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2022	1,750,000	1,900,325
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	500,000	573,120
Utility Debt Securitization Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2027	1,600,000	1,915,872
Utility Debt Securitization Authority, Revenue Bonds, Refunding, Ser. TE	5.00	6/15/2026	2,000,000	2,302,800
Washingtonville Central School District, GO, Refunding (Insured; State Aid Withholding)	3.00	6/15/2031	1,000,000	1,069,590
Westchester County Local Development Corp., Revenue Bonds (Purchase Housing Corporation II Project)	5.00	6/1/2037	1,000,000	1,173,590
Westchester County Local Development Corp., Revenue Bonds, Refunding (Sarah Lawrence College) Ser. A	5.00	6/1/2026	1,210,000	1,435,496

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 103.6% (continued)
New York - 94.5% (continued)
Westchester County Local Development Corp., Revenue Bonds, Refunding (Sarah Lawrence College) Ser. A	5.00	6/1/2025	1,105,000	1,286,110
Westchester County Local Development Corp., Revenue Bonds, Refunding (Westchester Medical Center Obligated Group Project)	5.00	11/1/2028	1,000,000	1,159,000
Yonkers, BAN, Ser. C	2.00	9/18/2020	1,000,000	1,004,790
Yonkers, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	11/15/2026	1,000,000	1,232,850
Yonkers Economic Development Corp., Revenue Bonds (Charter School Education Excellence Project) Ser. A	5.00	10/15/2049	640,000	708,224
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	4.00	10/15/2029	200,000	214,666
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2039	320,000	359,174
				150,203,377
U.S. Related - .7%
Guam, Revenue Bonds, Ser. A	5.00	1/1/2024	1,000,000	1,060,140
Total Investments (cost $157,965,613)			103.6%	164,581,185
Liabilities, Less Cash and Receivables			(3.6%)	(5,690,850)
Net Assets			100.0%	158,890,335

a Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, these securities were valued at $3,893,795 or 2.45% of net assets.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund

November 30, 2019 (Unaudited)

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	−	164,581,185	−	164,581,185

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as

NOTES

calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2019, accumulated net unrealized appreciation on investments was $6,615,572, consisting of $6,642,955 gross unrealized appreciation and $27,383 gross unrealized depreciation.

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.